Leases - Summary of Operating Sublease (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Lessee, Operating Sublease, Description [Abstract]
Fixed Sublease Expense	$ 5,769
Variable Sublease Expense	836
Sublease income	(5,678)
Variable sublease income	(836)
Net Loss	$ 91